Interim Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating activities:
Net earnings (loss)	$ 127,154	$ (6,749)	$ 182,760	$ 44,509
Items not involving cash:
Depreciation and amortization	42,840	42,284	85,593	80,215
Share-based compensation (note 10)	6,630	1,943	9,441	2,529
Amortization of deferred charges (note 5)	2,266	2,205	4,376	3,766
Amounts reclassified from other comprehensive loss to interest expense	1,384	2,194	2,963	4,736
Unrealized change in fair value of financial instruments	(102,988)	51,354	(131,857)	25,571
Gain on vessel		(9,773)		(9,773)
Equity loss on investment	35		69	134
Changes in assets and liabilities:
Accounts receivable and prepaid expenses	23,385	6,897	(899)	25,387
Other assets and deferred charges	(951)	(6,344)	(953)	(8,586)
Accounts payable and accrued liabilities	3,170	10,180	497	(19,437)
Deferred revenue	(1,324)	(682)	(15,641)	(1,477)
Other long-term liabilities	(40)	(1,314)	(505)	(5,620)
Cash from operating activities	101,561	92,195	135,844	141,954
Financing activities:
Draws on credit facilities (note 7)		69,997	9,000	115,487
Repayment of credit facilities (note 7)	(12,219)	(2,760)	(33,226)	(12,802)
Shares repurchased, including related expenses		(329)		(170,938)
Other long-term liabilities	(9,787)	(8,335)	(19,860)	(32,984)
Financing fees (note 5)	(2,903)	198	(14,780)	182
Dividends on common shares	(11,266)	(14,811)	(20,438)	(22,178)
Dividends on preferred shares	(9,857)	(8,312)	(18,976)	(16,625)
Cash from (used in) financing activities	(46,032)	35,648	(98,280)	(139,858)
Investing activities:
Expenditures for vessels	(33,065)	(77,640)	(92,294)	(164,275)
Short term investments	(15,323)	141	(45,596)	(10,073)
Cash acquired on acquisition of Seaspan Management Services Ltd. (note 2)				23,910
Restricted cash (note 1)	(500)	2,100	(1,900)	(3,900)
Other assets	(24,595)	(6,511)	(23,477)	530
Investment in affiliate			(1,111)
Cash used in investing activities	(73,483)	(81,910)	(164,378)	(153,808)
Increase (decrease) in cash and cash equivalents	(17,954)	45,933	(126,814)	(151,712)
Cash and cash equivalents, beginning of period	272,518	283,478	381,378	481,123
Cash and cash equivalents, end of period	254,564	329,411	254,564	329,411
Supplementary cash flow information (note 11)